Note 5 - Commitments and Contingencies (Tables)	12 Months Ended
Jun. 28, 2015
Notes Tables
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year Ending
2016	$318,000
2017	318,000
2018	318,000
2019	318,000
2020	33,834
Thereafter	-
Total minimum lease payments	$1,305,834

Schedule of Rent Expense [Table Text Block]
	For the Years Ended
	June 28, 2015	June 29, 2014

Minimum rent under operating leases	$315,500	$288,000
Excess percentage rents	-	-
	$315,500	$288,000